BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Basis of Presentation and Combination
Basis of Presentation and Combination
The accompanying interim condensed combined financial statements have been prepared on a stand-alone basis and are derived from Ligand’s interim condensed combined financial statement accounting records. The interim condensed combined financial statements include the historical results of operations, financial position and cash flows of OmniAb in conformity with United States generally accepted accounting principles (U.S. GAAP). The operations comprising OmniAb are in various legal entities wholly owned by Ligand. Accordingly, Ligand’s net investment in these operations is shown in lieu of stockholder’s equity in the combined financial statements.
OmniAb comprises certain stand-alone legal entities for which discrete financial information is available. As Ligand records certain transactions at the parent entity level, allocation methodologies were applied to certain accounts to allocate amounts to OmniAb as discussed further below.
OmniAb entities were under the common control of the Parent as a result of, among other factors, Ligand’s ownership. As the entities were under common control, the financial statements report the financial position, results of operations and cash flows of the Company as though the transfer of net assets and equity interests had occurred as of January 2016. Transactions between Ligand and the Company are accounted for through the Parent company net investment in OmniAb. The total net effect of the settlement of these intercompany transactions is reflected in our combined balance sheets as Parent company net investment in OmniAb. All significant intercompany transactions with Ligand are deemed to have been paid in the period the costs were incurred. Expenses related to corporate allocations from Ligand to OmniAb are considered to be effectively settled for cash in the combined financial statements at the time the transaction was recorded.
The interim condensed combined financial statements include all revenues, expenses, assets and liabilities directly associated with the business activity of OmniAb as well as an allocation of certain general and administrative expenses related to facilities, functions and services provided by our Parent. These corporate expenses have been allocated to OmniAb based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount or a percentage of total operating expenses or other measures that management believes are consistent and reasonable. See Note 8. Relationship with Parent and Related Entities
.
Our Parent maintains various share-based compensation plans at a corporate level. OmniAb employees participate in those programs, and a portion of the compensation cost associated with those plans is included in OmniAb’s combined statements of operations. The share-based compensation expense has been included within Parent company net investment. The amounts presented in the combined financial statements are not necessarily indicative of future awards and may not reflect the results that OmniAb would have experienced as a stand-alone entity. See Note 8. Relationship with Parent and Related Entities for additional discussion.
All of the allocations and estimates in the interim condensed combined financial statements are based on assumptions that management believes are reasonable. However, the interim condensed combined financial statements included herein may not be indicative of the financial position, results of operations and cash flows of OmniAb in the future or if OmniAb had been a separate, stand-alone publicly traded entity during the periods presented.

Basis of Presentation and Combination
The accompanying combined financial statements have been prepared on a stand-alone basis and are derived from Ligand’s consolidated financial statement accounting records. The combined financial statements include the historical results of operations, financial position and cash flows of OmniAb in conformity with United States generally accepted accounting principles (U.S. GAAP). The operations comprising OmniAb are in various legal entities wholly owned by Ligand. Accordingly, Ligand’s net investment in these operations is shown in lieu of stockholder’s equity in the combined financial statements.
OmniAb comprises certain stand-alone legal entities for which discrete financial information is available. As Ligand records transactions at the legal entity level, allocation methodologies were applied to certain accounts to allocate amounts to OmniAb as discussed further below.
OmniAb entities were under the common control of the Parent as a result of, among other factors, Ligand’s ownership. As the entities were under common control, the financial statements report the financial position, results of operations and cash flows of the Company as though the transfer of net assets and equity interests had occurred as of January 2016. Transactions between Ligand and the Company are accounted through Parent company net investment in OmniAb. The total net effect of the settlement of these intercompany transactions is reflected in our combined balance sheets as Parent company net investment in OmniAb. All significant intercompany transactions with Ligand are deemed to have been paid in the period the costs were incurred. Expenses related to corporate allocations from Ligand to OmniAb are considered to be effectively settled for cash in the combined financial statements at the time the transaction was recorded.
The combined financial statements include all revenues and expenses as well as assets and liabilities directly associated with the business activity of OmniAb as well as an allocation of certain general and administrative expenses related to facilities, functions and services provided by our Parent. These corporate expenses have been allocated to OmniAb based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount or a percentage of total operating expenses or other measures that management believes are consistent and reasonable. See
Note (9)
 Relationship with Parent and Related Entities
.
Our Parent maintains various share-based compensation plans at a corporate level. OmniAb employees participate in those programs, and a portion of the compensation cost associated with those plans is included in OmniAb’s combined statements of operations. However, the share-based compensation expense has been included within Parent company net investment. The amounts presented in the combined financial statements are not necessarily indicative of future awards and may not reflect the results that OmniAb would have experienced as a stand-alone entity. See
Note (9)
 Relationship with Parent and Related Entities
for additional discussion.
All of the allocations and estimates in the combined financial statements are based on assumptions that management believes are reasonable. However, the combined financial statements included herein may not be indicative of the financial position, results of operations and cash flows of OmniAb in the future or if OmniAb had been a separate, stand-alone publicly traded entity during the periods presented.

Liquidity and Capital Resources
Liquidity and Capital Resources
As part of Ligand, OmniAb was dependent upon Ligand for all of its working capital and financing requirements, as Ligand uses a centralized approach to cash management and financing its operations. Therefore, there is no cash reflected in the combined financial statements. Accordingly, cash and cash equivalents, debt or related interest expense have not been allocated to OmniAb in the combined financial statements. Financing transactions related to OmniAb are accounted for as a component of Parent company net investment in the combined balance sheets and as a financing activity allocation on the accompanying combined statements of cash flows.
For the nine months ended September 30, 2022 and 2021, OmniAb’s revenue was $23.7 million and $19.5 million, respectively. For the nine months ended September 30, 2022 and 2021, OmniAb’s net loss was $(29.2) million and $(24.0) million, respectively. OmniAb expects to continue to incur losses for the foreseeable future as we invest in research and development activities to improve our technology and platform, market and sell our solutions to existing and new partners, add operational, financial and management information systems and personnel to support our operations and incur additional costs associated with operating as a public company. OmniAb’s ability to continue its operations is dependent upon our ability to obtain additional capital in the future and generate cash flows from operations. Prior to November 1, 2022, funding from Ligand was our primary source of liquidity. On November 1, 2022, with the closing of the merger between the Company and a subsidiary of APAC, New OmniAb was capitalized with approximately $95.8 million in net cash. This cash and cash the Company generates from operations provide us the flexibility we need to meet operating, investing, and financing needs and support operations through at least 12 months following the issuance date of the financial statements.
The accompanying interim condensed combined financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

Liquidity and Capital Resources
As part of Ligand, OmniAb was dependent upon Ligand for all of its working capital and financing requirements, as Ligand uses a centralized approach to cash management and financing its operations. There were no cash amounts specifically attributable to OmniAb for the historical periods presented; therefore, there is no cash reflected in the combined financial statements. Accordingly, cash and cash equivalents, debt or related interest expense have not been allocated to OmniAb in the combined financial statements. Financing transactions related to OmniAb are accounted for as a component of net Parent investment in the combined balance sheets and as a financing activity including an interest expense component allocation on the accompanying combined statements of cash flows.
For the years ended December 31, 2021, 2020 and 2019, OmniAb’s revenue was $34.7 million, $23.3 million and $18.3 million, respectively. For the years ended December 31, 2021, 2020 and 2019, OmniAb’s net loss was ($27.0 million), ($17.6 million) and ($13.6 million), respectively. OmniAb expects to continue to incur losses for the foreseeable future, and we anticipate these losses will increase substantially as we invest in research and development activities to improve our technology and platform, market and sell our solutions to existing and new partners, add operational, financial and management information systems and personnel to support our operations and incur additional costs associated with operating as a public company. OmniAb’s ability to continue its operations is dependent upon our ability to obtain additional capital in the future and generate cash flows from operations. Funding from Ligand is our primary source of liquidity and Ligand has both the intent and ability to provide such funding to support our operations through at least 12 months following the issuance date of the financial statements.
The accompanying combined financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

Emerging Growth Company
Emerging Growth Company
OmniAb qualifies as an “emerging growth company” (EGC) as defined in Section 2(a) of the Securities Act of 1933, as amended, (Securities Act), as modified by the Jumpstart Our Business Startups Act of 2012 (JOBS Act).
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. OmniAb has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, OmniAb, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
OmniAb’s historical results are included as a part of the Parent’s financial statements which are filed with the Securities and Exchange Commission (SEC). As a result, OmniAb tracks the effective dates and adopts all guidance applicable to it consistent with the manner that the Parent tracks and adopts all applicable guidance. However, OmniAb intends to adopt future standards at the appropriate date for emerging growth companies once it is established as a stand-alone company.
This may make comparison of OmniAb’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period, difficult because of the potential differences in accounting standards used

Unaudited Interim Financial Information
Unaudited Interim Financial Information
The accompanying interim condensed combined balance sheet as of September 30, 2022, the condensed combined statements of operations, condensed combined statements of changes in parent company net investment for the three and nine months ended September 30, 2022 and 2021, and the condensed combined statements of cash flows for the nine months ended September 30, 2022 and 2021 and the related footnote disclosures are unaudited. In management’s opinion, the unaudited interim combined financial statements have been prepared on the same basis as the audited combined financial statements and include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of September 30, 2022, its results of operations for the three and nine months ended September 30, 2022 and 2021, and its statements of cash flows for the nine months ended September 30, 2022 and 2021 in accordance with U.S. GAAP. The results for the nine months ended September 30, 2022 are not necessarily indicative of the results expected for the full fiscal year or any other interim period.

Segment Information
Segment Information
Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by the company’s chief operating decision-maker in deciding how to allocate resources and in assessing performance. OmniAb currently operates in one reportable business segment.

Use of Estimates
Use of Estimates
The preparation of interim condensed combined financial statements in conformity with U.S. GAAP requires the use of estimates and assumptions that affect the amounts reported in the interim condensed combined financial statements and the accompanying notes. Actual results may differ from those estimates.

Use of Estimates
The preparation of combined financial statements in conformity with U.S. GAAP requires the use of estimates and assumptions that affect the amounts reported in the combined financial statements and the accompanying notes. Actual results may differ from those estimates.

Concentrations of Business Risk
Concentrations of Business Risk
Revenue from significant partners, which is defined as 10% or more of our total revenue, was as follows:

	Year-ended December 31,
	2021	2020	2019 (1)
Partner A	28%	26%	17%
Partner B	24%	21%	12%
Partner C	11%	10%	11%

(1)	Partner A, B and C in 2019 represent different customers than 2020 and 2021.

Accounts Receivable
Accounts Receivable
Our accounts receivable represents the amounts we have billed our partners and that are due to us unconditionally for services we have performed. We establish an allowance for credit losses to present the net amount of accounts receivable expected to be collected. The allowance is determined by using the loss-rate method, which requires an estimation of loss rates based upon historical loss experience adjusted for factors that are relevant to determining the expected collectability of accounts receivable. Some of these factors include historical loss experience, delinquency trends, aging behavior of receivables and credit and liquidity quality indicators for industry groups, customer classes or individual customers. During the three and nine months ended September 30, 2022, we considered the current and expected future economic and market conditions including, but not limited to, the anticipated unfavorable impacts of the surrounding novel coronavirus
(COVID-19)
pandemic on our business and the allowance for credit losses was $0.1 million as of September 30, 2022.

Accounts Receivable
Our accounts receivable represents the amounts we have billed our partners and that are due to us unconditionally for services we have performed. We establish an allowance for credit losses to present the net amount of accounts receivable expected to be collected. The allowance is determined by using the loss-rate method, which requires an estimation of loss rates based upon historical loss experience adjusted for factors that are relevant to determining the expected collectability of accounts receivable. Some of these factors include historical loss experience, delinquency trends, aging behavior of receivables and credit and liquidity quality indicators for industry groups, customer classes or individual customers. During 2021, we considered the current and expected future economic and market conditions including, but not limited to, the anticipated unfavorable impacts of the surrounding novel coronavirus
(COVID-19)
pandemic on our business and recorded an adjustment of $0.1 million of allowance for credit losses as of December 31, 2021.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost, subject to review for impairment, and depreciated over the estimated useful lives of the assets, which generally range from three to ten years, using the straight-line method. Amortization of leasehold improvements is recorded over the shorter of the lease term or estimated useful life of the related asset. Maintenance and repairs are charged to operations as incurred. When assets are sold, or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in operating income or expense.

Acquisitions
Acquisitions
We first determine whether a set of assets acquired constitute a business and should be accounted for as a business combination. If the assets acquired are not a business, we account for the transaction as an asset acquisition. Business combinations are accounted for by using the acquisition method of accounting which requires us to use significant estimates and assumptions, including fair value estimates, as of the business combination date and to refine those estimates as necessary during the measurement period (defined as the period, not to exceed one year, in which we may adjust the provisional amounts recognized for a business combination).
Under the acquisition method of accounting, we recognize separately from goodwill the identifiable assets acquired, the liabilities assumed, including contingent consideration and all contractual contingencies, generally at the acquisition date fair value. Contingent purchase consideration to be settled in cash are remeasured to estimated fair value at each reporting period with the change in fair value recorded in statement of operations. Costs that we incur to complete the business combination such as investment banking, legal and other professional fees are not considered part of consideration and we charge them to general and administrative expense as they are incurred.
We measure goodwill as of the acquisition date as the excess of consideration transferred, which we also measure at fair value, over the net of the acquisition date amounts of the identifiable assets acquired and liabilities assumed.
Should the initial accounting for a business combination be incomplete by the end of a reporting period that falls within the measurement period, we report provisional amounts in our financial statements. During the measurement period, we adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date and we record those adjustments to our financial statements in the period of change, if any.
Under the acquisition method of accounting for business combinations, if we identify changes to acquired deferred tax asset valuation allowances or liabilities related to uncertain tax positions during the measurement period and they relate to new information obtained about facts and circumstances that existed as of the acquisition date, those changes are considered a measurement period adjustment and we record the offset to goodwill. We record all other changes to deferred tax asset valuation allowances and liabilities related to uncertain tax positions in current period income tax expense.

Goodwill, Intangible Assets and Other Long-Lived Assets
Goodwill, Intangible Assets and Other Long-Lived Assets
Goodwill attributed to OmniAb’s combined balance sheets represents the historical goodwill balances in the OmniAb legal entities. Goodwill, which has an indefinite useful life, represents the excess of cost over fair value of net assets acquired. Goodwill is reviewed for impairment at least annually during the fourth quarter, or more frequently if an event occurs indicating the potential for impairment. During the goodwill impairment review, we assess qualitative factors to determine whether it is more likely than not that the fair value of our reporting unit is less than the carrying amount, including goodwill. We operate in one reporting unit. The qualitative factors include, but are not limited to, macroeconomic conditions, industry and market considerations, cost factors, the overall financial performance, and events affecting the reporting unit. If, after assessing the totality of these qualitative factors, we determine that it is not more likely than not that the fair value of our reporting unit is less than the carrying amount, then no additional assessment is deemed necessary. Otherwise, we proceed to perform the quantitative assessment. We will then evaluate goodwill for impairment by comparing the estimated fair value of the reporting unit to its carrying value, including the associated goodwill. To determine the fair value, we generally use a combination of market approach based on OmniAb and comparable publicly traded companies in similar lines of businesses and the income approach based on estimated discounted future cash flows. Our cash flow assumptions consider historical and forecasted revenue, operating costs and other relevant factors. We may also elect to bypass the qualitative assessment in a period and elect to proceed to perform the quantitative assessment for the goodwill impairment test. We performed the annual assessment for goodwill impairment during the fourth quarter of 2021 and 2020, noting no impairment indicators under the qualitative assessment.
Our identifiable intangible assets are composed of acquired core technologies, licensed technologies, contractual relationships, customer relationships and trade names. Identifiable intangible assets with finite lives are generally amortized on a straight-line basis over the assets’ respective estimated useful life. We regularly perform reviews to determine if any event has occurred that may indicate that intangible assets with finite useful lives and other long-lived assets are potentially impaired. If indicators of impairment exist, an impairment test is performed to assess the recoverability of the affected assets by determining whether the carrying amount of such assets exceeds the undiscounted expected future cash flows. If the affected assets are not recoverable, we estimate the fair value of the assets and record an impairment loss if the carrying value of the assets exceeds the fair value. Factors that may indicate potential impairment include market conditions, industry and economic trends, changes in regulations, clinical success, historical and forecasted financial results, significant changes in the ability of a particular asset to generate positive cash flows, and the pattern of utilization of a particular asset. We did not identify indicators of impairment for the finite-lived intangibles and other long-lived assets at December 31, 2021 and 2020.

Revenue Recognition
Revenue Recognition
Our revenue is generated primarily from license fees for technology access, development, regulatory and sales based milestone payments and service revenue for performance of research. We apply the following five-step model in accordance with ASC 606, Revenue from Contracts with Customers, in order to determine revenue: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration;
(iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.
Our revenue is typically derived from our license agreements with our partners and consists of: (i) upfront or annual payments for technology access (license revenue) and payments for performance of research services; (service revenue); (ii) downstream payments in the form of preclinical, intellectual property, clinical, regulatory, and commercial milestones (milestone revenue) and (iii) royalties on net sales from our partners’ product sales, if any. To date, we have generated revenue from intellectual property and development milestones, and have only recently begun to generate revenue from commercial milestone payments and royalties on product sales this year.
We receive royalty revenue on sales by our partners of products covered by patents that we or our partners own under contractual agreements. We do not have future performance obligations under these license arrangements. We generally satisfy our obligation to grant intellectual property rights on the effective date of the contract. However, we apply the royalty recognition constraint required under the guidance for sales-based royalties which requires a royalty to be recorded no sooner than the underlying sale occurs. Therefore, royalties on sales of products commercialized by our partners are recognized in the quarter the product is sold. Our partners generally report sales information to us on a one quarter lag. Thus, we estimate the expected royalty proceeds based on an analysis of historical experience and interim data provided by our partners including their publicly announced sales. Differences between actual and estimated royalty revenues, which have not been material, are adjusted in the period in which they become known, typically the following quarter.
License fees are generally recognized at a point in time once we grant our customers access to our intellectual property rights. We generally satisfy our obligation to grant intellectual property rights on the effective date of the contract.
We recognize service revenue for contracted R&D services performed for our customers over time. We measure our progress using an input method based on the effort we expend or costs we incur toward the satisfaction of our performance obligation. We estimate the amount of effort we expend, including the time it will take us to complete the activities, or the costs we may incur in a given period, relative to the estimated total effort or costs to satisfy the performance obligation. This results in a percentage that we multiply by the transaction price to determine the amount of revenue we recognize each period. This approach requires us to make estimates and use judgement. If our estimates or judgements change over the course of the collaboration, they may affect the timing and amount of revenue that we recognize in the current and future periods.
We include contingent milestone based payments in the estimated transaction price when there is a basis to reasonably estimate the amount of the payment and the milestone is probable of being achieved. These estimates are based on historical experience, anticipated results and our best judgment at the time. If the contingent milestone based payment is sales-based, we apply the royalty recognition constraint and record revenue when the
underlying sale has taken place. Significant judgments must be made in determining the transaction price for our licenses of intellectual property. Because of the risk that products in development with our partners will not reach development based milestones or receive regulatory approval, we generally recognize any contingent payments that would be due to us upon or after the development milestone or regulatory approval.

Revenue Recognition
Our revenue is generated primarily from license fees for technology access, development, regulatory and sales based milestone payments and service revenue for performance of research. We apply the following five-step model in accordance with ASC 606,
Revenue from Contracts with Customers
, in order to determine the revenue: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.
Our revenue is typically derived from our license agreements with our partners and consists of: (i) upfront or annual payments for technology access (license revenue) and payments for performance of research services; (service revenue); (ii) downstream payments in the form of preclinical, intellectual property, clinical, regulatory, and commercial milestones (milestone revenue) and (iii) royalties on net sales from our partners’ product sales, if any. To date, while we have generated revenue from intellectual property and development milestones, we have not generated any revenue from commercial milestone payments or royalties on product sales.
License fees are generally recognized at a point in time once we grant our customers access to our intellectual property rights. We generally satisfy our obligation to grant intellectual property rights on the effective date of the contract.
We recognize service revenue for contracted R&D services performed for our customers over time. We measure our progress using an input method based on the effort we expend or costs we incur toward the satisfaction of our performance obligation. We estimate the amount of effort we expend, including the time it will take us to complete the activities, or the costs we may incur in a given period, relative to the estimated total effort or costs to satisfy the performance obligation. This results in a percentage that we multiply by the transaction price to determine the amount of revenue we recognize each period. This approach requires us to make estimates and use judgment. If our estimates or judgments change over the course of the collaboration, they may affect the timing and amount of revenue that we recognize in the current and future periods.
We include contingent milestone based payments in the estimated transaction price when there is a basis to reasonably estimate the amount of the payment and is probable of being achieved. These estimates are based on historical experience, anticipated results and our best judgment at the time. If the contingent milestone based payment is sales-based, we apply the royalty recognition constraint and record revenue when the underlying sale has taken place. Significant judgments must be made in determining the transaction price for our licenses of intellectual property. Because of the risk that products in development with our partners will not reach development based milestones or receive regulatory approval, we generally recognize any contingent payments that would be due to us upon or after the development milestone
or
regulatory approval.

Deferred Revenue
Deferred Revenue
Depending on the terms of the arrangement, we may also defer a portion of the consideration received if we have to satisfy a future obligation.
The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables (contract assets), and customer advances and deposits (contract liabilities) on the combined balance sheet. We generally receive payment at the point we satisfy our obligation or soon after. Any fees billed in advance of being earned are recorded as deferred revenue. During the three and nine months ended
September 30, 2022, the amount recognized as revenue that was previously deferred was $4.0 million and $9.9 million, respectively. During the three and nine months ended September 30, 2021, the amount recognized as revenue that was previously deferred was $2.4 million and $5.2 million, respectively.

Deferred Revenue
Depending on the terms of the arrangement, we may also defer a portion of the consideration received if we have to satisfy a future obligation.
The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables (contract assets), and customer advances and deposits (contract liabilities) on the combined balance sheet. We generally receive payment at the point we satisfy our obligation or soon after. Any fees billed in advance of being earned are recorded as deferred revenue. During the year ended December 31, 2021, the amount recognized as revenue that was previously deferred at December 31, 2020 was $7.4 million. During the year ended December 31, 2020, the amount recognized as revenue that was previously deferred at December 31, 2019 was $0.4 million. During the year ended December 31, 2019, the amount recognized as revenue that was previously deferred at December 31, 2018 was $2.4 million.

Disaggregation of Revenue
Disaggregation of Revenue
The following table represents disaggregation of royalty revenue, license fees, milestone revenue and service revenue (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Royalty revenue	$582	$—	$984	$—
License fees	400	200	2,455	1,950
Milestone revenue	1,000	1,200	5,371	3,264
Service revenue	4,928	4,877	14,922	14,254

	$6,910	$6,277	$23,732	$19,468

Disaggregation of Revenue
The following table represents disaggregation of service revenue, license fees and milestone revenue (in thousands):

	Year ended December 31,
	2021	2020	2019
License fees	$4,500	$4,260	$5,700
Milestone revenue	10,164	7,125	7,050
Service revenue	20,084	11,883	5,568

	$34,748	$23,268	$18,318

Milestone revenue represents variable consideration in the contracts where uncertainties have been resolved and the development milestones are probable of being achieved or were achieved.

Research and Development Expenses
Research and Development Expenses
Research and development expense consists of labor, material, equipment, and allocated facilities costs of our scientific staff who are working pursuant to our collaborative agreements and other research and development projects. Also included in research and development expenses are third-party costs incurred for our research programs including in-licensing
costs, and costs incurred by other research and development service vendors. We expense these costs as they are incurred. When we make payments for research and development services prior to the services being rendered, we record those amounts as prepaid assets on our combined balance sheet and we expense them as the services are provided.

Share-Based Compensation
Share-Based Compensation
Certain of our employees participated in our Parent’s equity-based incentive plans. We incur share-based compensation expense related to restricted stock, shares issued under Ligand’s Employee Stock Purchase Plan (as amend and restated in 2019) (ESPP) and stock options. The Company has not issued any share-based compensation instruments on a standalone basis.
Restricted stock units (RSU) and performance stock units (PSU) are all considered restricted stock. The fair value of restricted stock is determined by the closing market price of the Parent’s common stock on the date of grant. We recognize share-based compensation expense based on the fair value on a straight-line basis over the requisite service periods of the awards, taking into consideration of forfeitures as they occur. PSU generally represent right to receive a certain number of shares of common stock based on the achievement of the Parent’s corporate performance goals and continued employment during the vesting period. At each reporting period, we reassess the probability of the achievement of such corporate performance goals and any expense change resulting from an adjustment in the estimated shares to be released are treated as a cumulative catch-up
in the period of adjustment.
We use the Black-Scholes-Merton option-pricing model to estimate the fair value of stock purchases under the ESPP and stock options granted. The model assumptions include expected volatility, term, dividends, and the risk-free interest rate. We look to historical and implied volatilities of Ligand stock to determine the expected volatility. The expected term of an award is based on historical forfeiture experience, exercise activity, and on the terms and conditions of the stock awards. The expected dividend yield is determined to be 0% given that except for 2007, during which our Parent declared a cash dividend on its common stock of $2.50 per share, our Parent has not paid any dividends on our common stock in the past and currently does not expect to pay cash dividends or make any other distributions on common stock in the future. The risk-free interest rate is based upon U.S. Treasury securities with remaining terms similar to the expected term of the share-based awards.
We grant options, RSUs and PSUs to employees and
non-employee
directors under Ligand’s equity plan.
Non-employee
directors are accounted for as employees. Options and RSUs granted to certain non-employee
directors typically vest one year from the date of grant.
Options granted to employees typically vest 1/8 on the six m onth anniversary of the date of grant, and 1/48 each month thereafter for forty-two
months. RSUs and PSUs granted to employees vest over three years. All option awards generally expire ten years from the date of grant.

Income Taxes
Income Taxes
Income taxes as presented herein include current and deferred income taxes of Ligand allocated to our standalone financial statements in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Accounting Standards Codification (“ASC”) Topic 740,
Income Taxes
(“Topic 740”). Accordingly, our income tax provision was prepared following the “Separate Return Method.” The Separate Return Method applies Topic 740 to the standalone financial statements of the OmniAb members of the consolidated group as if the group member were a separate taxpayer which joined in filing a consolidated federal income tax return and combined state income tax returns separate from Ligand. As a result, actual tax transactions included in the consolidated financial statements of Ligand may not be included in the combined financial statements of OmniAb. Similarly, the tax treatment of certain items reflected in the combined financial statements of OmniAb may not be reflected in the consolidated financial statements and tax returns of Ligand; therefore, items such as net operating losses, credit carryforwards and valuation allowances may exist in the standalone financial statements that may or may not exist in Ligand’s consolidated financial statements.
We provide for income taxes under the asset and liability method. Deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates in effect when the differences are expected to reverse. If necessary, deferred tax assets are reduced by a valuation allowance to reflect the uncertainty associated with their ultimate realization.
We account for uncertain tax positions recognized in the combined financial statements in accordance with the provisions of Topic 740 by prescribing a more-likely-than-not
threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. When uncertain tax positions exist, we recognize the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. We evaluate uncertain tax positions on a quarterly basis and adjusts the level of the liability to reflect any subsequent changes in the relevant facts surrounding the uncertain positions. Any changes to these estimates, based on the actual results obtained and/or a change in assumptions, could affect our income tax provision in future periods. Interest and penalty charges, if any, related to unrecognized tax benefits would be classified as a provision for income tax in our combined statement of operations.
In general, the taxable loss of OmniAb for the tax years ended December 31, 2021, 2020 and 2019 was included in Ligand’s U.S. consolidated federal and combined state income tax returns, where applicable. As such, separate income tax returns were not prepared for OmniAb. Consequently, income taxes currently payable are deemed to have been remitted to Ligand in the period the liability arose and income taxes currently receivable are deemed to have been received from Ligand in the period that a refund could have been recognized by OmniAb had we been a separate taxpayer, if applicable.

Impact of COVID-19 Pandemic
Impact of
COVID-19
Pandemic
The
COVID-19
worldwide pandemic has presented substantial public health and economic challenges and is affecting us, as well as our employees, partners, communities and business operations, as well as the U.S. and global economies and financial markets. International and U.S. governmental authorities in impacted regions have been taking actions since the onset of the pandemic in an effort to slow the spread of
COVID-19
initially, including issuing varying forms of
“stay-at-home”
orders, and restricting business functions outside of one’s home. We have generally restricted in-person
access to our executive offices, our administrative employees are working remotely on an intermittent basis, and we have limited the number of staff in our research and development laboratories and other facilities. To date, we have not experienced material disruptions in our business operations or financial impacts. While it is not possible at this time to estimate the impact that
COVID-19
could have on our business in the future, the continued spread of
COVID-19
and variants of the virus, the rate of vaccinations regionally and globally and the measures taken by the government authorities, and any future epidemic disease outbreaks, could: disrupt the supply chain and the manufacture or shipment of products and supplies for use by us in our antibody discovery activities and by our partners for their discovery and development activities; delay, limit or prevent us or our partners’ from continuing research and development activities; impede our negotiations with partners and potential partners; impede testing, monitoring, data collection and analysis and other related activities, by us and our partners; interrupt or delay the operations of the FDA or other regulatory authorities, which may impact review and approval timelines for initiation of clinical trials or marketing by our partners; impede the launch or commercialization of any approved products; any of which could delay our partnership programs, increase our operating costs, and have a material adverse effect on our business, financial condition and results of operations.
In addition, if
COVID-19
infects our genetically modified animals, which form the basis of our platform, or if there is an outbreak among our employees who maintain and care for these animals, we and our partners may be unable to produce antibodies for development. The
COVID-19
pandemic and mitigation measures have had and may continue to have, and any future epidemic disease outbreak may have, an adverse impact on global economic conditions, which could have an adverse effect on our business and financial condition, including impairing our ability to raise capital when needed. The extent to which the
COVID-19
pandemic impacts our results of operations will depend on future developments that are highly uncertain and cannot be predicted, including new information that may emerge concerning the virus and new variants and the actions to contain its impact.

Accounting Standards Not Yet Adopted
Accounting Standards Not Yet Adopted
We do not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on our combined financial statements or disclosures.

Accounting Standards Not Yet Adopted
We do not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on our combined financial statements or disclosures.

Subsequent Events
Subsequent Events
We consider events or transactions that have occurred after the balance sheet date of December 31, 2021, but prior to the filing of the financial statements with the SEC to provide additional evidence relative to certain estimates or to identify matters that require additional recognition or disclosure. Subsequent events have been evaluated through the filing of this registration statement on Form
S-4,
of which this proxy statement/prospectus/information statement forms a part.

Avista Public Acquisition Corp. II [Member]
Basis of Presentation
Basis of Presentation
The accompanying condensed consolidated financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. The accompanying condensed consolidated financial statements should be read in conjunction with the Company’s Form
10-K
as filed with the SEC on March 28, 2022. The interim results for the three and nine months ended September 30, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any future periods.

Basis of Presentation
The accompanying financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s condensed consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Principles of Consolidation
Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2022 or
December 31, 2021. As
of
September 30, 2022 and December 31, 2021, the Company had operating cash (i.e., cash held outside the Trust Account) of
$19,847
and
$189,971, respectively.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2021.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ from those estimates. The valuation of the Forward Purchase and Backstop Securities required management to exercise significant judgement in its estimate.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ from those estimates.

Concentrations of Business Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of
$250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Investments Held in Trust Account
Investments Held in Trust Account
At September 30, 2022, substantially all of the assets held in the Trust Account were held in U.S. Treasury bills. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in gain on investments held in Trust Account in the accompanying condensed consolidated statements of operations. The estimated fair values of the investments held in the Trust Account are determined using available market information. At December 31, 2021, the assets held in the Trust Account were held in cash.

Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares Previously Subject to Possible Redemption
All of the 23,000,000 shares of Class A ordinary shares sold as part of the Units in the Initial Public Offering contained a redemption feature which allowed for the redemption of such Public Shares in connection with the Company’s liquidation, and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC
480-10-S99,
redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. Therefore, all Class A ordinary shares have been classified outside of permanent equity.
The Company recognized changes in redemption value immediately as they occurred and adjusted the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares were affected by charges against additional paid-in
capital and accumulated deficit.
As of September 30, 2022 and December 31, 2021, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(9,813,334)
Issuance costs allocated to Class A ordinary shares	(13,029,901)
Plus:
Remeasurement of Class A ordinary shares to redemption amount	28,593,235

Class A ordinary shares subject to possible redemption, December 31, 2021	235,750,000

Plus:
Remeasurement of Class A ordinary shares to redemption amount	1,438,875

Class A ordinary shares subject to possible redemption, September 30, 2022	$237,188,875

On November 1, 2022, the parties to the Merger Agreement completed the Business Combination. Holders of 21,713,864 shares of the Company’s Class A Ordinary Shares sold in the Initial Public Offering exercised their right to redeem those shares for a
pro
rata portion of the Trust Account holding the proceeds from the Company’s Initial Public Offering, calculated as of two business days prior to the extraordinary general meeting of the shareholders, at a price of approximately $10.32 per share, for an aggregate of approximately $224 million.

Class A Ordinary Shares Subject to Possible Redemption
All of the 23,000,000 shares of Class A ordinary shares sold as part of the Units in the Initial Public Offering contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC
480-10-S99,
redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. Therefore, all Class A ordinary shares have been classified outside of permanent equity.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid-in
capital and accumulated deficit.
As of December 31, 2021, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(9,813,334)
Issuance costs allocated to Class A ordinary shares	(13,029,901)
Plus:
Accretion of carrying value to redemption value	28,593,235

Class A ordinary shares subject to possible redemption	$235,750,000

Offering Costs Associated with the Initial Public Offering
Offering Costs Associated with the Initial Public Offering
The Company complies with the requirements of ASC
340-10-S99-1
and SEC Staff Accounting Bulletin Topic 5A - Expenses of Offering. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Initial Public Offering. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction in equity. Offering costs for equity contracts that are classified as assets and liabilities are expensed immediately. The Company incurred offering costs amounting to $13,662,256 as a result of the Initial Public Offering (consisting of $4,600,000 of cash underwriting discounts, $8,050,000 in deferred underwriting fees and $1,012,256 of other offering costs). As such, the Company recorded $13,029,901 of offering costs as a reduction of temporary equity and $632,355 of offering costs as a reduction of permanent equity in connection with the issuance of the Units in the Initial Public Offering and the Private Placement Warrants.

Offering Costs associated with the Initial Public Offering
The Company complies with the requirements of ASC
340-10-S99-1
and SEC Staff Accounting Bulletin Topic 5A —
Expenses of Offering
. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Initial Public Offering. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction in equity. Offering costs for equity contracts that are classified as assets and liabilities are expensed immediately. The Company incurred offering costs amounting to $13,662,256 as a result of the Initial Public Offering (consisting of $4,600,000 of cash underwriting discounts, $8,050,000 in deferred underwriting fees and $1,012,256 of other offering costs). As such, the Company recorded $13,029,901 of offering costs as a reduction of temporary equity and $632,355 of offering costs as a reduction of permanent equity in connection with the issuance of the Units in the Initial Public Offering and the Private Placement Warrants.

Net Loss Per Ordinary Share
Net Loss Per Ordinary Share
Net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period. The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of
15,900,000
shares in the calculation of diluted
income per share as the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three Months Ended September 30, 2022		Three Months Ended September 30, 2021		Nine Months Ended September 30, 2022		For the Period from February 5, 2021 (Inception) Through September 30, 2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(1,973,144)	$(493,286)	$(118,394)	$(52,185)	$(6,762,069)	$(1,690,517)	$(86,633)	$(93,917)

Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	12,250,000	5,399,457	23,000,000	5,750,000	4,755,274	5,155,063
Basic and diluted net loss per share	$(0.09)	$(0.09)	$(0.01)	$(0.01)	$(0.29)	$(0.29)	$(0.02)	$(0.02)

Net Loss Per Ordinary Share
Net loss per ordinary share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 15,900,000 shares in the calculation of diluted income per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Period from February 5, 2021 (inception) Through December 31, 2021
	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(335,384)	$(181,058)

Denominator:
Basic and diluted weighted average shares outstanding	9,857,143	5,321,429
Basic and diluted net loss per share	$(0.03)	$(0.03)

Derivative Financial Instruments
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, Derivatives and Hedging. For derivative financial instruments that are accounted for as assets or liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued
at each reporting date, with changes in the fair value reported in the condensed consolidated statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. The Forward Purchase and Backstop Securities contained within the A&R FPA (see Note 6) are classified as derivatives in the condensed consolidated balance sheet with changes in the fair value recognized in the condensed consolidated statements of operations.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company applies ASC Topic 820, Fair Value Measurement (“ASC 820”), which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances.
The carrying amounts reflected in the balance sheet for cash, deferred offering costs, accrued offering costs, promissory note - related party, and advance from anchor investor approximate fair value due to their short-term nature.
Level 1 — Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 — Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.

Fair Value of Financial Instruments
The Company applies ASC Topic 820,
Fair Value Measurement
(“ASC 820”), which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances.
The carrying amounts reflected in the balance sheet for cash, deferred offering costs, accrued offering costs, promissory note — related party, and advance from anchor investor approximate fair value due to their short-term nature.
Level 1 — Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 — Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.

Income Taxes
Income Taxes
The Company accounts for income taxes under ASC 740, Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s condensed consolidated financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s condensed consolidated financial statements.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no
unrecognized tax benefits and
no
amounts accrued for interest and penalties as of September 30, 2022 and December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. Consequently, income taxes are not reflected in the Company’s condensed consolidated financial statements.

Income Taxes
The Company accounts for income taxes under ASC 740,
Income Taxes
(“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on February 5, 2021, the evaluation was performed for the 2021 tax year which will be the only period subject to examination.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is considered an exempted
Cayman
Islands
Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. Consequently, income taxes are not reflected in the Company’s financial statement.

Accounting Standards Not Yet Adopted
Recent Accounting Pronouncements
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

Recent Accounting Standards
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2020-06,
Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU
2020-06”)
to simplify accounting for certain financial instruments. ASU
2020-06
eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU
2020-06 amends
the diluted earnings per share guidance, including the requirement to use the if converted method for all convertible instruments. ASU
2020-06
is effective for the Company on January 1, 2024 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted ASU
2020-06
effective January 1, 2021 using the modified retrospective method of transition. The adoption of ASU
2020-06
did not have a material impact on the financial statements for the period from February 5, 2021 (inception) through December 31, 2021.
Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.